Inventories - Inventories Information (Details) bbl in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) bbl	Dec. 31, 2014 USD ($) bbl	Dec. 31, 2013 USD ($)
Inventory Disclosure [Abstract]
Inventory Valued Using LIFO | bbl	10.0	9.3
Excess of Replacement or Current Costs over Stated LIFO Value	$ 198.4	$ 28.4
Inventory, LIFO Reserve, Period Charge	(170.0)	222.0	$ (65.4)
Inventory Adjustments	$ 175.1	$ 78.6